Parent Entity Financial Information	12 Months Ended
Jun. 30, 2026
Parent Entity Financial Information [Abstract]
Parent entity financial information

19 Parent entity financial information

(a) Summary financial information

The individual financial statements for the parent entity shows the following aggregate amounts:

	30 June 2026 $	30 June 2025 $
Statement of financial position
Current assets	21,648,230	39,621,179
Non-current assets	65,272,919	40,000,365
Total assets	86,921,149	79,621,544
Current liabilities	16,967,577	14,091,574
Non-current liabilities	20,537,925	29,653,015
Total liabilities	37,505,502	43,744,588

Shareholders’ equity
Issued capital	209,933,371	176,558,493
Other equity	-	849,544
Reserves
Shares to be issued	-	-
Share-based payments	13,873,018	13,197,222
Equity Settled Payments	-	-
Retained earnings	(174,390,743)	(154,728,303)
	49,415,647	35,876,956
Loss for the year	(39,945,543)	(32,205,611)

Total comprehensive loss	(39,945,543)	(32,205,611)

(b) Guarantees entered into by the parent entity

The parent entity has not entered into any guarantees in relation to debts of its subsidiaries in the year ended 30 June 2026 (30 June 2025: nil).

(c) Contingent liabilities of the parent entity

The parent entity had contingent liabilities at 30 June 2026 and 30 June 2025 identical to those of the group, as outlined in note 13.

(d) Contractual commitments for the acquisition of property, plant or equipment

The parent entity has not entered into any contractual commitments for the acquisition of property, plant or equipment in the year ended 30 June 2026 (30 June 2025 nil).

(e) Determining the parent entity financial information

The financial information for the parent entity has been prepared on the same basis as the consolidated financial statements, except as set out below.

(i) Investments in subsidiaries, associates and joint venture entities

Investments in subsidiaries are accounted for at cost in the financial statements of Radiopharm Theranostics Limited